Related Parties - Schedule of Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Key management personnel of entity or parent [member] | The managing directors of the Company [Member]
Disclosure of transactions between related parties [line items]
Transaction revenue	¥ 1	¥ 0	¥ 0
Parent [member] | Monex Group, Inc. [Member]
Disclosure of transactions between related parties [line items]
Business management service fee	397	458	363
Subsidiaries [Member] | Monex Crypto Bank, Inc [Member]
Disclosure of transactions between related parties [line items]
Transaction revenue	0	0	5
Subsidiaries [Member] | Monex Finance Corporation [Member]
Disclosure of transactions between related parties [line items]
Interest expense	21		0
Other related parties [member] | Monex, Inc.[Member]
Disclosure of transactions between related parties [line items]
Transaction revenue	6,396	847	0
Other related parties [member] | Monex, Inc. One [Member]
Disclosure of transactions between related parties [line items]
Cost of sales	6,377	844	0
Other related parties [member] | Monex, Inc. Two [Member]
Disclosure of transactions between related parties [line items]
Provision of sales service	42	26	23
Other related parties [member] | Monex Inc Three [Member]
Disclosure of transactions between related parties [line items]
Derivative gains	¥ 9	¥ 55